Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Hedges [Line Items]
Fair value of hedge instruments	€ (16)	€ (11)	€ (16)
Fair value of the hedged items	18	13	13
Gains/Losses arising during year	8	14	(2)
Level 2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	64	76
Financial liabilities fair value	(14)	(32)
Commodity forward contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/Losses arising during year	9	14	€ (2)
Currency Forward Contracts [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/Losses arising during year	(1)
Cross-currency and Interest Rate Swaps [Member] | Fair Value Hedges [Member] | Level 2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	28	46
Financial liabilities fair value	(3)
Cross-currency Swaps [Member] | Net Investment Hedges [Member] | Level 2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	19	21
Financial liabilities fair value	(10)	(31)
Cross-currency, Interest Rate Swaps and Commodity Forwards [Member] | Cash Flow Hedges [Member] | Level 2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	12	3
Financial liabilities fair value	(1)	(1)
Interest Rate Swaps [Member] | Derivatives Not Designated as Hedges [Member] | Level 2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	€ 5	€ 6